Pension plans	6 Months Ended
Jun. 30, 2011
Pension plans
Pension plans

14   Pension plans

We previously disclosed in our consolidated financial statements for the year ended December 31, 2010, that we expected to contribute US$310 to our defined benefit pension plan in 2011. As of June 30, 2011, total contributions of US$ 171 had been made. We do not expect any significant change in our previous estimate.

A special contribution was made to the Vale Canada Limited Defined Benefit plans of US$342 during the period. The contribution was made to bring the adequate ratios which provide Vale Canada with more certain funding requirements for 2011-2013.

	Three-month period ended (unaudited)
	June 30, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	19	8
Interest cost on projected benefit obligation	103	106	26
Expected return on assets	(175)	(99)	—
Amortizations and (gain) / loss	—	6	(4)
Net deferral	—	—	(3)
Net periodic pension cost (credit)	(72)	32	27

	Three-month period ended (unaudited)
	March 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	20	8
Interest cost on projected benefit obligation	98	104	25
Expected return on assets	(166)	(93)	—
Amortizations and (gain) / loss	—	9	(2)
Net periodic pension cost (credit)	(68)	40	31

	Three-month period ended (unaudited)
	June 30, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	15	6
Interest cost on projected benefit obligation	71	90	24
Expected return on assets	(118)	(81)	—
Net periodic pension cost (credit)	(47)	24	30

	Six-month period ended (unaudited)
	June 30, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	39	16
Interest cost on projected benefit obligation	201	210	51
Expected return on assets	(341)	(192)	—
Amortizations and (gain) / loss	—	15	(8)
Net periodic pension cost (credit)	(140)	72	59

	Six-month period ended (unaudited)
	June 30, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	32	12
Interest cost on projected benefit obligation	140	178	48
Expected return on assets	(233)	(162)	—
Net periodic pension cost (credit)	(93)	48	60